MASSMUTUAL SELECT FUNDS

Supplement dated November 7, 2013 to the

Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective immediately, the information for Shaun Murphy under the heading Portfolio Manager relating to the MM MSCI EAFE® International Index Fund in the section titled Management on page 92 is hereby replaced by the following:

Portfolio Manager: Steven Santiccioli is a Vice President at NTI. He has managed the Fund since October 2013.

Effective immediately, the following information replaces the information for Shaun Murphy found under the heading Subadvisers and Portfolio Managers on pages 121-122 in the section titled Management of the Funds:

Steven Santiccioli

is primarily responsible for the day-to-day management of the MSCI EAFE International Index Fund. Mr. Santiccioli is a Vice President of NTI. Mr. Santiccioli joined NTI in 2003 and manages various quantitative equity portfolios.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-13-09

MASSMUTUAL SELECT FUNDS

MM MSCI EAFE® International Index Fund

Supplement dated November 7, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the information for Shaun Murphy under the heading Portfolio Manager in the section titled Management is hereby replaced by the following:

Portfolio Manager: Steven Santiccioli is a Vice President at NTI. He has managed the Fund since October 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

Supplement dated November 7, 2013 to the

Statement of Additional Information dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective immediately, the information pertaining to Shaun Murphy for Northern Trust Investments, Inc. found on page B-320 in the section titled Appendix C—Additional Portfolio Manager Information is hereby replaced by the following:

Steven Santiccioli is primarily responsible for the day-to-day management of the MSCI EAFE International Index Fund.

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Steven Santiccioli
Registered investment companies**	2	$5,609,846,363	0	$0
Other pooled investment vehicles	3	$15,809,143,000	0	$0
Other accounts	5	$4,793,190,000	0	$0

*	The information provided is as of September 30, 2013.
**	Does not include the MSCI EAFE International Index Fund.

Ownership of Securities:

As of September 30, 2013, the portfolio manager did not own any shares of the MSCI EAFE International Index Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-13-04